Cumulative Effect Adjustment (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Refundable entrance fees and deferred revenue	$ 370,755				$ 335,856				$ 370,755	$ 335,856
Deferred tax liability	96,187				109,597				96,187	109,597
Accumulated deficit	(955,427)				(888,960)				(955,427)	(888,960)
Consolidated Statements of Operations [Abstract]
Resident fees									2,412,936	2,290,322	2,206,058
Total revenue	699,412	696,145	690,473	682,708	671,625	615,365	582,936	586,557	2,768,738	2,456,483	2,278,920
Loss before income taxes	(25,732)	(11,469)	(18,133)	(9,614)	(14,968)	(6,886)	(21,594)	(23,822)	(64,948)	(67,270)	(81,948)
(Provision) benefit for income taxes									(1,519)	(1,780)	32,062
Net loss	(24,692)	(12,216)	(19,015)	(10,544)	(15,086)	(7,257)	(34,181)	(12,526)	(66,467)	(69,050)	(49,886)
Basic and diluted net loss per share	$ (0.2)	$ (0.1)	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.06)	$ (0.28)	$ (0.1)	$ (0.54)	$ (0.57)	$ (0.42)
Consolidated Statements of Cash Flows [Abstract]
Net loss	(24,692)	(12,216)	(19,015)	(10,544)	(15,086)	(7,257)	(34,181)	(12,526)	(66,467)	(69,050)	(49,886)
Amortization of entrance fees									(25,362)	(23,966)	(22,782)
Deferred income tax (benefit) provision									(525)	383	(33,925)
As Reported [Member]
Consolidated Balance Sheets [Abstract]
Refundable entrance fees and deferred revenue	361,360				327,808				361,360	327,808
Deferred tax liability	99,851				112,736				99,851	112,736
Accumulated deficit	(949,696)				(884,051)				(949,696)	(884,051)
Consolidated Statements of Operations [Abstract]
Resident fees									2,414,283	2,291,757	2,207,673
Total revenue									2,770,085	2,457,918	2,280,535
Loss before income taxes									(63,601)	(65,835)	(80,333)
(Provision) benefit for income taxes									(2,044)	(2,340)	31,432
Net loss									(65,645)	(68,175)	(48,901)
Basic and diluted net loss per share									$ (0.54)	$ (0.56)	$ (0.41)
Consolidated Statements of Cash Flows [Abstract]
Net loss									(65,645)	(68,175)	(48,901)
Amortization of entrance fees									(26,709)	(25,401)	(24,397)
Deferred income tax (benefit) provision									0	943	(33,295)
Adjustment [Member]
Consolidated Balance Sheets [Abstract]
Refundable entrance fees and deferred revenue	9,395				8,048				9,395	8,048
Deferred tax liability	(3,664)				(3,139)				(3,664)	(3,139)
Accumulated deficit	(5,731)				(4,909)				(5,731)	(4,909)
Consolidated Statements of Operations [Abstract]
Resident fees									(1,347)	(1,435)	(1,615)
Total revenue									(1,347)	(1,435)	(1,615)
Loss before income taxes									(1,347)	(1,435)	(1,615)
(Provision) benefit for income taxes									525	560	630
Net loss									(822)	(875)	(985)
Basic and diluted net loss per share									$ 0	$ (0.01)	$ (0.01)
Consolidated Statements of Cash Flows [Abstract]
Net loss									(822)	(875)	(985)
Amortization of entrance fees									1,347	1,435	1,615
Deferred income tax (benefit) provision									$ (525)	$ (560)	$ (630)